Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 369,424	$ 294,741	$ 74,322	$ 57,373	$ 36,887	$ 56,714
Accounts receivable - trade, less allowance for doubtful accounts	212,340	193,181		529,023
Inventories, at lower of cost or market	88,900	179,055		217,394
Prepaid expenses and other current assets	15,663	15,439		18,172
Total current assets	686,327	682,416		821,962
Property, plant and equipment, at cost less accumulated depreciation and amortization	1,194,373	1,190,723		1,169,960
Deferred charges and other assets	8,265	8,103		543
Total assets	1,888,965	1,881,242		1,992,465	1,784,983
Current liabilities
Current maturities of long-term debt	16,500	14,000		46
Trade accounts payable and accrued liabilities	487,770	433,228		705,487
Income taxes payable	31,942	72,146		15,605
Deferred income taxes	7,789	7,143		12,771
Total current liabilities	544,001	526,517		733,909
Long-term debt	530,295	547,578		1,124
Deferred income taxes	110,376	114,932		129,825
Asset retirement obligations	17,605	17,130		15,401
Deferred credits and other liabilities	18,508	18,749		7,755
Total liabilities	1,220,785	1,224,906		888,014
Stockholders' Equity
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares)	468	467
Additional paid in capital (APIC)	550,503	548,293
Net investment by parent				1,104,451
Retained earnings	117,209	107,576
Total stockholders' equity	668,180	656,336	1,120,946	1,104,451	1,118,947	1,808,150
Total liabilities and stockholders' equity	$ 1,888,965	$ 1,881,242		$ 1,992,465